UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07583

HSBC ADVISOR FUNDS TRUST
(Exact name of registrant as specified in charter)

452 Fifth Avenue, New York, NY 10018
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Item 1. Schedule of Investments.

HSBC OPPORTUNITY FUND
Schedule of Portfolio Investments — as of January 31, 2014 (Unaudited)

Affiliated Portfolio — 100.0%
Value ($)
HSBC Opportunity Portfolio	210,016,900
TOTAL INVESTMENT SECURITIES - 100.0%	210,016,900

Percentages indicated are based on net assets of $210,058,338.

See notes to schedules of portfolio investments.

HSBC Opportunity Portfolio
Schedule of Portfolio Investments — as of January 31, 2014 (Unaudited)

Common Stocks — 97.1%
	Shares	Value ($)
Aerospace & Defense — 3.1%
B/E Aerospace, Inc. (a)	45,120	3,585,686
TransDigm Group, Inc.	21,395	3,573,607
		7,159,293
Auto Components — 2.5%
Gentex Corp.	71,350	2,311,027
WABCO Holdings, Inc. (a)	38,450	3,315,159
		5,626,186
Biotechnology — 5.9%
ACADIA Pharmaceuticals, Inc. (a)	107,270	2,499,391
Alkermes plc (a)	92,780	4,516,530
Cubist Pharmaceuticals, Inc. (a)	69,610	5,087,795
Intercept Pharmaceuticals, Inc. (a)	5,258	1,582,027
		13,685,743
Capital Markets — 1.7%
Raymond James Financial, Inc.	74,650	3,800,432

Chemicals — 7.1%
Cytec Industries, Inc.	34,010	3,059,880
Huntsman Corp.	147,350	3,229,912
PolyOne Corp.	85,420	3,037,535
Rockwood Holdings, Inc.	49,390	3,384,697
The Scotts Mircale-Gro Co.	61,310	3,641,200
		16,353,224
Commercial Banks — 2.7%
Comerica, Inc.	57,110	2,615,638
First Republic Bank	71,650	3,477,175
		6,092,813
Communications Equipment — 1.4%
Aruba Networks, Inc. (a)	92,610	1,825,343
JDS Uniphase Corp. (a)	106,850	1,420,037
		3,245,380
Construction Materials — 1.2%
Martin Marietta Materials, Inc.	25,085	2,734,516

Containers & Packaging — 2.6%
Crown Holdings, Inc. (a)	46,830	1,924,713
Packaging Corp. of America	62,720	4,051,712
		5,976,425
Distributors — 0.9%
LKQ Corp. (a)	74,960	2,029,167

Diversified Consumer Services — 1.4%
Service Corp. International	181,090	3,205,293

Electrical Equipment — 2.7%
Generac Holdings, Inc.	41,900	2,016,647
Hubbell, Inc., Class B	35,070	4,093,721
		6,110,368
Electronic Equipment, Instruments & Components — 0.8%
Ingram Micro, Inc. (a)	70,350	1,760,157

Energy Equipment & Services — 2.2%
McDermott International, Inc. (a)	176,680	1,473,511
Rowan Cos. plc, Class A (a)	112,160	3,518,459
		4,991,970
Health Care Equipment & Supplies — 5.0%
ArthroCare Corp. (a)	61,630	2,796,769
IDEXX Laboratories, Inc. (a)	36,300	4,147,638
Spectranetics Corp. (a)	31,650	823,533
Wright Medical Group, Inc. (a)	122,300	3,719,143
		11,487,083
Health Care Providers & Services — 2.9%
Community Health Systems, Inc. (a)	106,740	4,420,104
MWI Veterinary Supply, Inc. (a)	12,140	2,261,196
		6,681,300
Health Care Technology — 1.7%
Allscripts Healthcare Solutions, Inc. (a)	239,640	3,968,438

Hotels, Restaurants & Leisure — 1.3%
Brinker International, Inc.	60,680	2,934,485

Household Durables — 5.2%
Harman International Industries, Inc.	28,400	2,937,412
Jarden Corp. (a)	67,295	4,067,983
NVR, Inc. (a)	2,347	2,707,053
Tempur Sealy International, Inc. (a)	42,760	2,107,640
		11,820,088
Insurance — 1.8%
Everest Re Group Ltd.	9,920	1,436,019
Genworth Financial, Inc., Class A (a)	187,120	2,760,020
		4,196,039
Internet Software & Services — 1.2%
Pandora Media, Inc. (a)	76,060	2,743,484

IT Services — 5.5%
Alliance Data Systems Corp. (a)	12,045	2,886,705
FleetCor Technologies, Inc. (a)	28,405	3,020,020
Total System Services, Inc.	96,880	2,894,774
VeriFone Systems, Inc. (a)	133,990	3,887,049
		12,688,548
Life Sciences Tools & Services — 3.2%
Covance, Inc. (a)	33,490	3,166,814
Mettler-Toledo International, Inc. (a)	17,290	4,258,527
		7,425,341
Machinery — 3.1%
Lincoln Electric Holdings, Inc.	45,680	3,161,056
The Timken Co.	71,650	4,036,045
		7,197,101
Media — 0.8%
Nexstar Broadcasting Group, Inc., Class A	36,470	1,752,384

Oil, Gas & Consumable Fuels — 5.4%
CONSOL Energy, Inc.	122,770	4,585,460
Denbury Resources, Inc. (a)	135,360	2,175,235
Tesoro Corp.	108,680	5,599,193
		12,359,888
Professional Services — 2.7%
IHS, Inc., Class A (a)	29,390	3,333,120
Robert Half International, Inc.	68,700	2,870,286
		6,203,406
Real Estate Investment Trusts (REITs) — 1.2%
Starwood Property Trust, Inc.	92,370	2,789,574

Real Estate Management & Development — 1.7%
Jones Lang LaSalle, Inc.	34,250	3,913,405

Road & Rail — 2.6%
Genesee & Wyoming, Inc. (a)	48,300	4,363,422
Landstar System, Inc.	29,490	1,693,906
		6,057,328

HSBC Opportunity Portfolio
Schedule of Portfolio Investments — as of January 31, 2014 (Unaudited)

Common Stocks — 97.1%, continued
	Shares	Value ($)
Semiconductors & Semiconductor Equipment — 2.2%
NXP Semiconductors NV (a)	72,280	3,494,738
Skyworks Solutions, Inc. (a)	52,690	1,593,873
		5,088,611
Software — 4.6%
Concur Technologies, Inc. (a)	20,400	2,475,336
Informatica Corp. (a)	55,870	2,254,913
Qlik Technologies, Inc. (a)	104,470	2,822,779
ServiceNow, Inc. (a)	48,270	3,061,767
		10,614,795
Specialty Retail — 5.4%
GNC Holdings, Inc., Class A	29,390	1,502,123
Signet Jewelers Ltd.	36,090	2,870,960
Tractor Supply Co.	33,730	2,243,382
Urban Outfitters, Inc. (a)	99,890	3,578,060
Williams-Sonoma, Inc.	40,394	2,202,281
		12,396,806
Technology — 0.2%
Infoblox, Inc. (a)	13,660	479,193

Trading Companies & Distributors — 3.2%
United Rentals, Inc. (a)	45,690	3,698,148
WESCO International, Inc. (a)	42,610	3,534,926
		7,233,074
TOTAL COMMON STOCKS
(COST $173,868,284)		222,801,338

Investment Company — 4.8%

Northern Institutional Government
Select Portfolio, Institutional
Shares, 0.01% (b)	11,041,953	11,041,953
TOTAL INVESTMENT COMPANY
(Cost $11,041,953)		11,041,953
TOTAL INVESTMENT SECURITIES
(Cost $184,910,237) — 101.9%		233,843,291

Percentages indicated are based on net assets of $229,503,002.

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2014.

See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments	January 31, 2014
(Unaudited)

1. Organization:

     The HSBC Advisor Funds Trust (the “Advisor Trust’’), a Massachusetts business trust organized on April 5, 1996, is registered under the Investment Company Act of 1940, as amended (the “Act’’), as an open-end management investment company. The Advisor Trust is compromised of one operational fund, which is a diversified series of the HSBC Family of Funds which also includes the HSBC Portfolios (the “Portfolios Trust”) and the HSBC Funds (collectively the “Trusts”). The Advisor Trust contains the following fund (“Feeder Fund”):

Fund	Short Name
HSBC Opportunity Fund	Opportunity Fund

     Schedule of Portfolio Investments (the “Schedule”) for all other funds of the Trusts are published separately.

     The HSBC Opportunity Portfolio (“Portfolio”) is a diversified series of the Portfolios Trust. The Portfolios Trust is an open-end management investment company organized as a master trust fund under the laws of the State of New York on November 1, 1994. The Portfolio operates as a master fund in a master-feeder arrangement, in which other funds invest all or part of their investable assets in the Portfolio. The Portfolio also receives investments from certain funds of funds. The Declaration of Trust permits the Board of Trustees (the “Board”) to issue an unlimited number of beneficial interests in the Portfolio.

     The Opportunity Fund utilizes the master-feeder fund structure and seeks to achieve its investment objective by investing all of its investable assets in the Portfolio (as defined below):

		Proportionate Ownership
		Interest on
Feeder Fund	Portfolio	January 31, 2014
Opportunity Fund	HSBC Opportunity Portfolio	91.5%

     The Portfolio’s Schedule is published separately and should be read in conjunction with the Schedule of the Feeder Fund.

2. Significant Accounting Policies:

     The following is a summary of the significant accounting policies followed by the Opportunity Fund and the Portfolio in the preparation of their Schedules. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP’’). The preparation of Schedules require management to make certain estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation:

     The Opportunity Fund and Portfolio record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions:

A. Opportunity Fund

     The Opportunity Fund records investments into the Portfolio on a trade date basis.

B. Portfolio

     Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date.

3. Investment Valuation Summary:

     The valuation techniques employed by the Opportunity Fund and the Portfolio, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Opportunity Fund’s and the Portfolio’s investments are summarized in the three broad levels listed below:

  Level 1—quoted prices in active markets for identical assets

  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

  Level 3—significant unobservable inputs (including the Opportunity Fund’s and Portfolio’s own assumptions in determining the fair value of investments)

     Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Opportunity Fund and the Portfolio determine transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Opportunity Fund

     The Opportunity Fund records its investments in the Portfolio at fair value, which is typically categorized as Level 2 in the fair value hierarchy. The underlying securities of the Portfolio are recorded at fair value, as more fully discussed below.

Portfolio

     Exchange traded, domestic equity securities are valued at the last sales price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market and are typically categorized as Level 1 in the fair value hierarchy.

     Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Mutual funds are valued at their net asset values, as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

     Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued pursuant to procedures adopted by the Trusts’ Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters, and armed conflicts. Fair value pricing may require subjective determinations about the value of a security. While the Portfolios Trust’s policy is intended to result in a calculation of a Portfolio’s net asset value that fairly reflects security values as of the time of pricing, the Portfolios Trust cannot ensure that fair values determined would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. The prices used by a Portfolio may differ from the value that would be released if the securities were sold and the differences could be material to the financial statements.

     For the quarter ended January 31, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

     The following is a summary of the valuation inputs used as of January 31, 2014 in valuing the Opportunity Fund’s and Portfolio’s investments based upon three levels defined above. The breakdown of investment categorization is disclosed in the Portfolio’s Schedule.

Opportunity Fund
Investment Securities:	LEVEL 1($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Portfolio (a)	–	201,016,900	–	201,016,900
Total Investment Securities	–	201,016,900	–	201,016,900

Opportunity Portfolio
Investment Securities:	LEVEL 1($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Common Stocks	222,801,338	–	–	222,801,338
Investment Companies	11,041,953	–	–	11,041,953
Total Investment Securities	233,843,291	–	–	233,843,291

(a)

Investments in Affiliated Portfolios represents ownership interests in the Portfolios. Due to the Funds' master-feeder structure, the inputs used for valuing the instruments are categorized as Level 2.

4. Federal Income Tax Information:

     At January 31, 2014, the cost basis of securities for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
Fund	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation) ($)
Opportunity Portfolio	184,759,074	50,899,115	(1,814,898)	49,084,217

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC Advisor Funds Trust

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	March 27, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	March 27, 2014

By (Signature and Title)	/s/ Ty Edwards
Ty Edwards, Treasurer

Date	March 28, 2014